UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:         |_|; Amendment Number: __

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Manalapan Oracle Capital Management LLC

Address:    1451 Route 34, Suite 302
            Farmingdale, New Jersey 07727

13F File Number: 028-13781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicholas Davidge
Title:      Principal
Phone:      (203) 424-0825

Signature, Place and Date of Signing:


 /s/ Nicholas Davidge          Farmingdale, New Jersey       August 13, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $67,713
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   ------- --- ----   ----------  -----    ----      ------ ----
ABERCROMBIE & FITCH CO        CL A             002896207  1,334       39,070 SH         SOLE        NONE      39,070
ACTIVISION BLIZZARD INC       COM              00507V109  1,758      146,632 SH         SOLE        NONE     146,632
APPLE INC                     COM              037833100  3,618        6,196 SH         SOLE        NONE       6,196
AURICO GOLD INC               COM              05155C105  2,238      279,343 SH         SOLE        NONE     279,343
BRAVO BRIO RESTAURANT GROUP   COM              10567B109  1,977      110,896 SH         SOLE        NONE     110,896
DENBURY RES INC               COM NEW          247916208    720       47,659 SH         SOLE        NONE      47,659
DENNYS CORP                   COM              24869P104  1,478      334,459 SH         SOLE        NONE     334,459
DEVON ENERGY CORP NEW         COM              25179M103  3,043       52,477 SH         SOLE        NONE      52,477
EBAY INC                      COM              278642103  1,185       28,217 SH         SOLE        NONE      28,217
EOG RES INC                   COM              26875P101  1,221       13,552 SH         SOLE        NONE      13,552
EXPRESS SCRIPTS HLDG CO       COM              30219G108  4,028       72,152 SH         SOLE        NONE      72,152
FAIRCHILD SEMICONDUCTOR INTL  COM              303726103  1,273       90,290 SH         SOLE        NONE      90,290
FINISH LINE INC               CL A             317923100  1,940       92,775 SH         SOLE        NONE      92,775
GANNETT INC                   COM              364730101  5,449      369,940 SH         SOLE        NONE     369,940
GREAT BASIN GOLD LTD          COM              390124105    318      497,562 SH         SOLE        NONE     497,562
HCA HOLDINGS INC              COM              40412C101    589       19,356 SH         SOLE        NONE      19,356
ISIS PHARMACEUTICALS INC      COM              464330109  3,353      279,391 SH         SOLE        NONE     279,391
JOHNSON & JOHNSON             COM              478160104  2,615       38,707 SH         SOLE        NONE      38,707
KBR INC                       COM              48242W106  4,916      198,929 SH         SOLE        NONE     198,929
MASTEC INC                    COM              576323109  2,336      155,329 SH         SOLE        NONE     155,329
MAXWELL TECHNOLOGIES INC      COM              577767106    749      114,155 SH         SOLE        NONE     114,155
MCDERMOTT INTL INC            COM              580037109  2,515      225,782 SH         SOLE        NONE     225,782
NABORS INDUSTRIES LTD         SHS              G6359F103  1,803      125,239 SH         SOLE        NONE     125,239
NEWFIELD EXPL CO              COM              651290108  2,263       77,197 SH         SOLE        NONE      77,197
PFIZER INC                    COM              717081103  5,289      229,978 SH         SOLE        NONE     229,978
PROCTER & GAMBLE CO           COM              742718109  2,668       43,554 SH         SOLE        NONE      43,554
SELECT SECTOR SPDR TR         SBI HEALTHCARE   81369Y209  1,097       28,862 SH         SOLE        NONE      28,862
SPDR SERIES TRUST             S&P BK ETF       78464A797  1,280       58,063 SH         SOLE        NONE      58,063
SUNTRUST BKS INC              COM              867914103  1,876       77,423 SH         SOLE        NONE      77,423
THERMOGENESIS CORP            COM PAR $0.001   883623308    129      135,775 SH         SOLE        NONE     135,775
UNIVERSAL DISPLAY CORP        COM              91347P105  1,358       37,775 SH         SOLE        NONE      37,775
VICAL INC                     COM              925602104    385      106,942 SH         SOLE        NONE     106,942
WABASH NATL CORP              COM              929566107    422       63,712 SH         SOLE        NONE      63,712
WEATHERFORD INTERNATIONAL LT  REG SHS          H27013103    489       38,709 SH         SOLE        NONE      38,709